Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,118,568	$ 3,115,431	$ 5,104,326
Less: Accumulated depreciation	(606,070)	(536,500)	(948,651)
Property and equipment, net	2,512,498	2,578,931	4,155,675
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	256,323	654,628	323,281
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	646,025	244,583	1,087,679
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,650,000	1,650,000	3,150,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 566,220	$ 566,220	$ 543,366